Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information

Note 5 - Segment Information

The Partnership does not present segment information as it considers its operations to occur in one reportable segment: the energy storage terminaling business. We derive our revenues and profits from five operating segments being the five geographical locations the terminals operate in. The operating segments have been aggregated into one reportable segment because they have similar long-term economic characteristics, services, operations, types and classes of customers and methods used to render their services.